Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals) - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Loss Per share – Diluted	[1]	$ (5.38)	$ (6.25)	$ (4.16)
Weighted Average Shares Outstanding – diluted (in Shares)	[1]	2,140,863	1,847,222	1,535,141

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12).